Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Aug. 05, 2016